SunAmerica Focused Alpha Growth Fund (Prospectus Summary) | SunAmerica Focused Alpha Growth Fund
Fund Highlights
INVESTMENT GOAL
The investment goal of the SunAmerica Focused Alpha Growth Fund (the "Fund") is

growth of capital.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the

SunAmerica Asset Management Corp. ("SunAmerica") fund complex. More information about these and other discounts is available from your financial professional and in the "Shareholder Account Information-Sales Charge Reductions and Waivers"

section on page 9 of the Fund's Prospectus and in the "Additional Information

Regarding Purchase of Shares" section on page 52 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees SunAmerica Focused Alpha Growth Fund (USD $)		Class A		Class C	Class W
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	[1]	none		1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none		none	none
Redemption Fee		1.00%	[2]	none	none
Exchange Fee		none		none	none
Maximum Account Fee		none		none	none
[1]	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge (CDSC) on redemptions made within two years of purchase. The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase. See page 9 of the Prospectus for more information about the CDSCs.
[2]	A redemption fee of 1.00% applies only to shareholders who received their Class A shares in connection with the SunAmerica Focused Alpha Growth Fund, Inc.'s reorganization into the Fund and only if such shareholders redeem such shares (by sale or exchange), within 90 days following the closing of the reorganization.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses SunAmerica Focused Alpha Growth Fund		Class A	Class C	Class W
Management Fees		1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.35%	1.00%	none
Other Expenses	[1]	0.32%	0.46%	0.60%
Total Annual Fund Operating Expenses Before Fee Waiver and/or Expense Reimbursement		1.67%	2.46%	1.60%
Fee Waiver and/or Expense Reimbursement	[2][3]		0.09%	0.08%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[3]	1.67%	2.37%	1.52%
[1]	Other expenses are estimated for the current fiscal year because the Fund had not commenced operations as of the date of this Prospectus.
[2]	Any waivers or reimbursements made by SunAmerica are subject to recoupment from the Fund within the following two years after the occurrence of the waiver and/or reimbursement, provided that the Fund is able to effect such payment to SunAmerica and remain in compliance with the expense limitations set forth in note 3 below.
[3]	Pursuant to an Expense Limitation Agreement, SunAmerica is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 1.72% for Class A shares, 2.37% for Class C shares and 1.52% for Class W shares. This fee waiver and expense reimbursement will continue in effect indefinitely, unless terminated by the Board of Trustees, including a majority of the Independent Trustees. For purposes of the Expense Limitation Agreement, "Total Annual Fund Operating Expenses" shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses.

EXAMPLE:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

You would pay the following expenses if you redeem your shares:
Expense Example SunAmerica Focused Alpha Growth Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Class A	735	1,071
Class C	340	739
Class W	155	480

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption SunAmerica Focused Alpha Growth Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years
Class A	735	1,071
Class C	240	739
Class W	155	480

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The Fund has not commenced operations as of the date of this Prospectus.

PRINCIPAL INVESTMENT STRATEGIES AND TECHNIQUES OF THE FUND
The Fund's principal investment strategies are growth and "focused." The growth oriented philosophy to which the SunAmerica Focused Alpha Growth Fund subscribes

-- that of investing in securities believed to offer the potential for growth of capital -- focuses on securities considered to have, among other factors, the potential for above-average earnings growth; to offer proven or unique products or services; or to operate in industries experiencing increasing demand. A focused strategy is one in which an investment adviser actively invests in a small number of holdings which constitute its favorite stock-picking ideas at any given moment. A focus philosophy reflects the belief that, over time, the performance of most investment managers' "highest confidence" stocks exceeds that of their more diversified portfolios.

The Fund is managed by two subadvisers, one of which manages the large-cap portion of the Fund and the other which manages the small- and mid-cap portion of the Fund. The Fund will generally hold up to a total of 40 securities,

including approximately 20 securities in the large-cap portion and approximately

20 securities in the small- and mid-cap portion of the Fund. Under normal market conditions, the securities in the large-cap portion of the Fund will have a dollar-weighted market capitalization of $13 billion or more and the securities in the small- and mid-cap portion of the Fund will have a dollar-weighted average market capitalization of less than $13 billion. Examples of when the

Fund may hold more than the specified number of securities include, but are not limited to, re-balancing and purchase and sale transactions, including where a new subadviser is selected to manage the Fund or a portion of a Fund's assets.

The Fund will invest approximately 65% of its assets in the large-cap portion of the Fund and 35% of its assets in the small- and mid-cap portion of the Fund.

These percentages reflect the projected asset allocations under normal market conditions and may be rebalanced from time to time.

The principal investment technique of the Fund is active trading of equity securities of large-, small- and mid-cap companies that offer the potential for growth of capital. Although the Fund will invest primarily in U.S. markets, each subadviser may invest in foreign securities, including securities of companies in emerging markets. The subadvisers will invest in companies primarily selected on the basis of company fundamentals, but may also consider macroeconomic and other factors.

The principal investment strategies and principal investment techniques of the

Fund may be changed without shareholder approval.

PRINCIPAL RISKS OF INVESTING IN THE FUND
There can be no assurance that the Fund's investment goal will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund,

there is no guarantee that the Fund will be able to achieve its investment goal.

If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of description of the principal risks of investing in the Fund:

Stock Market Volatility and Securities Selection. The Fund invests primarily in equity securities. As with any fund that invests in equity securities, the value of your investment in the Fund may fluctuate in response to stock market movements. Additionally, growth stocks can be volatile for several reasons. In particular, since the issuers of growth stocks usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Growth stocks also normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks.

However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded. In addition, individual stocks selected for the Fund may underperform the market generally.

Non-Diversification. The Fund is non-diversified, which means it can invest a larger portion of its assets in the stock of a single company than can some other mutual funds. By investing in a smaller number of stocks, a Fund's risk is increased because the effect of each stock on the Fund's performance is greater.

Small- and Mid-Market Capitalization. Stocks of small-cap companies, and to a lesser extent, mid-cap companies, may be more volatile than, and not as readily marketable as, those of larger companies.

Foreign Exposure and Currency Volatility. The value of your investment may be affected by fluctuating currency values, changing local and regional economic,

political and social conditions, and greater market volatility, and, in addition, foreign securities may not be as liquid as domestic securities.

Emerging Markets. Emerging markets are riskier than developed markets and investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

Active Trading. As part of the Fund's principal investment technique, the Fund may engage in active trading of its portfolio securities. Because the Fund may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund and which will affect the Fund's performance. During periods of increased market volatility,

active trading may be more pronounced.

Performance Information
The Fund has not commenced operations as of the date of this Prospectus. As a result, no full calendar year performance information is available.